Tax Matters - Reconciliation of Gross Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Income Tax Disclosure [Abstract]
Balance, beginning	$ (6,087)	[1]	$ (6,315)	[1]	$ (7,309)
Divestitures(a)	0	[2]	29	[2]	85	[2]
Increases based on tax positions taken during a prior period(b)	(110)	[3]	(205)	[3]	(139)	[3]
Decreases based on tax positions taken during a prior period(b), (c)	473	[3],[4]	876	[3],[4]	1,442	[3],[4]
Decreases based on settlements for a prior period(d)	70	[5]	571	[5]	647	[5]
Increases based on tax positions taken during the current period(b)	(795)	[3]	(1,178)	[3]	(1,125)	[3]
Impact of foreign exchange	161		38		78
Other, net(b), (e)	106	[3],[6]	97	[3],[6]	6	[3],[6]
Balance, ending(f)	$ (6,182)	[1]	$ (6,087)	[1]	$ (6,315)	[1]

[1]	In 2014, included in Income taxes payable ($13 million), Current deferred tax assets and other current tax assets ($59 million), Noncurrent deferred tax assets and other noncurrent tax assets ($165 million), Current deferred tax liabilities ($13 million), Noncurrent deferred tax liabilities ($2.4 billion) and Other taxes payable ($3.5 billion). In 2013, included in Income taxes payable ($51 million), Current deferred tax assets and other current tax assets ($63 million), Noncurrent deferred tax assets and other noncurrent tax assets ($241 million), Noncurrent deferred tax liabilities ($2.3 billion) and Other taxes payable ($3.4 billion).
[2]	Primarily relates to the sales of our Nutrition and Animal Health (Zoetis) businesses. See also Note 2D.
[3]	Primarily included in Provision for taxes on income.
[4]	Primarily related to effectively settling certain tax positions with the U.S. and foreign tax authorities. See also Note 5A.
[5]	Primarily related to cash payments.
[6]	Includes decreases as a result of a lapse of applicable statutes of limitations.